DISCLOSURE OF DETAILED INFORMATION ABOUT RECOGNIZED DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Depreciation and amortization recognized for tax purposes	$ 608,809	$ 789,005	$ 434,696
Rental payments (IFRS 16)	(211,687)	(394,631)	(391,426)
Impairment on loan balances		(3,477)	2,052,689
Impairment on intangible assets	2,362,954
Benefit of tax loss carryforwards	13,943,974	16,962,865	9,857,098
Total deferred income tax assets	16,704,050	17,353,762	11,953,057
Unrecognized deferred tax asset	(16,704,050)	(17,353,762)	(11,953,057)
Deferred tax asset